Supplement dated January 6, 2015, to the Wilmington Funds (the “Trust”) Statement of Additional Information dated August 31, 2014, as revised December 1, 2014 (the “SAI”)

1.	On December 4, 2014, Joseph J. Castiglia resigned as Chairman of the Board of Trustees of the Trust (the “Board”), effective January 1, 2015.

2.	On December 4, 2014, Nicholas A. Giordano resigned as Chairman of the Audit Committee of the Trust (the “Audit Committee”), effective January 1, 2015.

3.	On December 4, 2014, William H. Cowie, Jr. resigned as a Trustee of the Trust, effective January 1, 2015.

At a Board Meeting of the Board of the Trust held on December 4, 2014, the Board, including a majority of the Trustees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, voted unanimously to appoint Nicholas A. Giordano to serve as Chairman of the Board of the Trust, effective January 1, 2015.

At an Audit Committee Meeting of the Trust held on December 3, 2014, the Audit Committee voted unanimously to appoint John S. Cramer to serve as Chairman of the Audit Committee of the Trust, effective January 1, 2015.

At a Nominating and Governance Committee Meeting of the Trust held on December 3, 2014, the Nominating and Governance Committee voted unanimously to appoint Richard B. Seidel to serve as Chairman of the Nominating and Governance Committee of the Trust, effective January 1, 2015.

(a) Effective January 1, 2015, the following amends and supplements certain information on pages 70-77 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?” and the subsections entitled “Board of Trustees - Independent Trustees Background and Compensation,” Summary of the Experience and Qualifications of Trustees –Independent Trustees,” “Committees of the Board,” “Board Ownership of Shares in the Funds and in the Trust,” and “Board Leadership Structure”:

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the Senior Officers of the Funds. Where required, the tables separately list Trustees who are “interested persons” of the Funds (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Trustee is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Funds is 111 South Calvert Street, 26th floor, Baltimore, Maryland 21202. The Trust is comprised of 21 funds. The Total Compensation from the Trust shown is as of the most recently completed fiscal year dated April 30, 2014.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name Address Birth date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust
R. Samuel Fraundorf, CFA, CPA* Birth date: 4/64	Principal Occupations: Senior Vice President, Chief Investment Strategist and Chief Client Officer of WTIA and WFMC.	$0

Trustee Began serving: March 2012	Other Directorships Held: Director, WTIA (1/14 to present); Director, WFMC (1/14 to present).

	Previous Positions: President of WTIA (1/12 to 1/14); President of Wilmington Trust Investment Management (“WTIM”) (8/04 to 1/12); Chief Operating Officer of WTIM (1/08 to 1/09); Director of Research at WTIM (8/04 to 1/08).

Name Address Birth date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust
Robert J. Truesdell* Birth date: 11/55	Principal Occupations: Group Vice President and Senior Investment Advisor for Wilmington Trust Wealth Advisory Services, M&T Bank.	$0

Trustee Began serving: December 2012	Other Directorships Held: None.

	Previous Positions: Bond Department Manager, M&T Bank (2/88 to 7/12); Group Vice President, Managing Director and Chief Investment Officer, WTIA (6/02 to 6/12) and WFMC (3/12 to 6/12).

*	R. Samuel Fraundorf is “interested” due to the positions he holds with WTIA and WFMC. Robert J. Truesdell is “interested” due to the positions he currently holds with Wilmington Trust Wealth Advisory Services, M&T Bank, the parent of the Funds’ Advisor, and previous positions held with WTIA and WFMC.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust*
Nicholas A. Giordano Birth date: 3/43	Principal Occupations: Consultant, financial services organizations (1997 to present).	$90,750

Chairman and Trustee Began serving: March 2012	Other Directorships Held: Kalmar Pooled Investment Trust; The RBB Fund Inc. (19 portfolios) (registered investment companies); Independence Blue Cross; IntriCon Corporation (industrial furnaces and ovens).

	Previous Positions: Interim President, LaSalle University (1998 to 1999); President and Chief Executive Officer, Philadelphia Stock Exchange (1981 to 1997).

Robert H. Arnold Birth date: 3/44	Principal Occupations: Managing Director, R.H. Arnold & Co, Inc. (financial management consulting) (6/89 to present).	$76,000

Trustee Began serving: March 2012	Other Directorships Held: Trustee, First Potomac Realty Trust (real estate investment trust) (5/01 to present); Director, Treasury Strategies, Inc. (private treasury consulting services) (6/01 to present).

Name Birth date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust*
Joseph J. Castiglia Birth date: 7/34	Principal Occupations: Consultant (not-for-profit) and Private Investor.	$104,750

Trustee Began serving: February 1988	Other Directorships Held: Chairman, Trustee and Treasurer, Buffalo Olmsted Parks Conservancy (1/05 to 5/13); Chairman and Trustee, Buffalo Philharmonic Orchestra Foundation (1/06 to 11/12); Vice Chairman and Trustee, Christ the King Seminary (1/05 to present); Director, Dunn Tire Corporation (1/05 to present); Chairman, Director and Treasurer, Read to Succeed Buffalo (1/08 to present).

	Previous Positions: President, Chief Executive Officer, Vice President, Treasurer and Vice Chairman, Pratt & Lambert United (manufacturer of paints, coatings and adhesives) (12/67-1/96); Chairman and Director, Catholic Health (hospitals, nursing homes and home care) (1/97 to 5/03); Chairman and Director, Blue Cross Blue Shield of Western and Central New York (5/92 to 5/07); Lead Director and Director, Energy East (gas and electric utility); Chairman and Director, Federal Reserve Bank of New York, Buffalo Branch; Chairman and Director, Community Foundation for Greater Buffalo; Chairman and Trustee, Canisius College; Chairman and Director, AAA of Western & Central New York.

John S. Cramer Birth date: 2/42	Principal Occupations: Senior Consultant, Yaffe & Co. (health care consulting) (2/06 to present).	$74,500

Trustee Began serving: December 2000

Other Directorships Held: Director, Chairman of the Executive Committee and Chairman of the Compensation Committee of Chek-Med Corporation (6/03 to present).

Previous Positions: President and Chief Executive Officer Emeriti, Pinnacle Health Systems (non-profit hospital and health care system in Central Pennsylvania).

Daniel R. Gernatt, Jr. Birth date: 7/40	Principal Occupations: President and CEO, Gernatt Asphalt Products, Inc. (asphalt, sand and gravel products) (1979 to present).	$76,000

Trustee Began serving: February 1988	Other Directorships Held: Director, Roswell Park Alliance (2008 to present); Trustee, Gernatt Family Foundation.

Richard B. Seidel Birth date: 4/41	Principal Occupations: Chairman, Girard Capital (broker-dealer) (1/10 to present); Chairman, R.B. Seidel & Associates (consultants) (2014 to present).	$76,000

Trustee Began serving: September 2003	Other Directorships Held: Director, Tristate Capital Bank (1/08 to present).

*	The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

SUMMARY OF THE EXPERIENCE AND QUALIFICATIONS OF TRUSTEES

Described below for each Trustee are specific experiences, qualifications, attributes, or skills that support a conclusion that he should serve as a Trustee of the Trust as of the date of this SAI and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling his duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to his serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of each Trustee during the past five years and other directorships held.

INTERESTED TRUSTEES

Mr. Fraundorf has served as a Trustee of the Trust since March 2012. He has significant experience related to the financial services industry, having been President of WTIA. He is currently Senior Vice President, Chief Investment Strategist and Chief Client Officer of WTIA and WFMC.

Mr. Truesdell has served as a Trustee of the Trust since December 2012, while also acting as a Senior Investment Advisor for Wilmington Trust Wealth Advisory Services, M&T Bank, the parent company of the Advisor to the Funds, WFMC and WTIA. His current position within the M&T organization entails significant responsibilities and his previous positions with WFMC and WTIA included extensive business experience with the operations of a financial services company.

INDEPENDENT TRUSTEES

Mr. Arnold has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, being the managing director of R.H. Arnold & Co., Inc., a financial management consulting firm. He has also served as a trustee to other mutual fund complexes.

Mr. Castiglia has over 26 years of experience serving as an Independent Trustee of the Trust, including experience serving as the Chairman of the Board. Those positions have provided Mr. Castiglia with knowledge of the operations and business of the Trust and the Funds, and have called upon him to exercise leadership and analytical skills. Mr. Castiglia has significant business experience, having been, among other things, Chairman of Blue Cross Blue Shield of Western and Central New York; Chairman of Catholic Health of Western New York; Chairman of the Buffalo Branch of the Federal Reserve Bank of New York; President and Chief Executive Office of Pratt & Lambert United Inc. (NYSE); and Lead Director of Energy East Corporation (NYSE).

Mr. Cramer has over 14 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Cramer has significant business experience, having been, among other things, President and Chief Executive Officer of Pinnacle Health Systems.

Mr. Gernatt has 26 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Gernatt has significant business experience, as he has served as President and Chief Executive Officer of Gernatt Asphalt Products, Inc. since 1979.

Mr. Giordano has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, having been Chief Executive Officer of the Philadelphia Stock Exchange. He is currently a consultant to financial service organizations and serves as a trustee to other mutual fund complexes.

Mr. Seidel has over 11 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Seidel has significant experience related to the financial services industry, having been Chairman of R.B. Seidel and associates, a financial consulting firm, since 2014 and Chairman of Girard Capital, a broker-dealer, since 2010.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard.

Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice; public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences.

To assist them in evaluating matters under federal and state law, the Independent Trustees may benefit from information provided by counsel to the Trust. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

OFFICERS BACKGROUND AND COMPENSATION

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
Christopher D. Randall Birth year: 1965	Principal Occupations: President and Chief Executive Officer of Wilmington Trust Investment Advisors, Inc.; President of Wilmington Trust Investment Management, LLC; Director of Wilmington Funds Management Corporation; Senior Vice President of M&T Bank.	—

President Began serving: September 2014	Previous Positions: Senior Vice President, Head of Asset Management and Retirement Services (2012 to 2014); President, Mid-Atlantic Division, Wilmington Trust, N.A. (2011 to 2012); President, M&T Securities, Inc. (2009 to 2011).

Michael D. Daniels Birth year: 1967	Principal Occupations: Chief Operating Officer, Wilmington Funds and Wilmington Trust Investment Advisors, Inc.; Administrative Vice President, M&T Bank.	—

Chief Operating Officer Began serving: June 2007	Previous Positions: Senior Vice President, MSD&T and MCA (2006 to 2007); Vice President, Calamos Asset Management (2004 to 2006); Vice President, JP Morgan Chase Bank (2002 to 2004).

Jeffrey M. Seling Birth year: 1970 Assistant Treasurer Began serving: June 2013	Principal Occupations: Vice President, M&T Bank and Wilmington Trust Investment Advisors, Inc.; Assistant Treasurer, Wilmington Funds Previous Positions: Vice President, MSD&T; Assistant Vice President, Wells Fargo Bank; Assistant Vice President, JP Morgan Chase Bank.	—

Vice President Began serving: June 2007

John C. McDonnell Birth Year: 1966	Principal Occupations: Vice President, Wilmington Funds Management Corporation (2005 to present); Vice President, Wilmington Trust Investment Advisors, Inc. (2012 to present).	—

Vice President and Assistant Treasurer Began serving: June 2013	Previous Positions: Vice President, Wilmington Trust Investment Management, LLC (2005 to 2012); Audit Senior, Deloitte LLP (2004 to 2005); Assistant Vice President, 1838 Investment Advisors, LP (1999 to 2004).

Anna M. Bencrowsky Birth year: 1951	Principal Occupations: Chief Compliance Officer and Anti-Money Laundering Officer, Wilmington Funds (2014 to present); Vice President and Chief Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2011 to present); Vice President and Chief Compliance Officer, Wilmington Trust Investment Management, LLC (2007 to present); Vice President and Chief Compliance Officer, Wilmington Funds Management Corporation (2004 to present).	—

Chief Compliance Officer and AML Compliance Officer Began serving: October 2014	Previous Positions: Chief Compliance Officer and Anti-Money Laundering Officer, WT Mutual Funds (2004 to 2012).

Eric B. Paul Birth year: 1974	Principal Occupations: Administrative Vice President, M&T Bank (2003 to present); Director of Proprietary Products, M&T Bank (2008 to present).	—

Vice President Began serving: June 2008

Ralph V. Partlow, III 25 South Charles Street, 22nd floor Baltimore, MD 21201 Birth year: 1957	Principal Occupation: Administrative Vice President and Deputy General Counsel, M&T Bank (2003 to present). Previous Positions: Vice President and Senior Counsel, Allfirst Bank (1995 to 2003).	—

Vice President Began serving: June 2010

Christopher W. Roleke 10 High Street, Suite 302 Boston, MA 02110 Birth year: 1972	Principal Occupations: Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to present). Previous Positions: Assistant Vice President, JP Morgan Investor Services Co. (2006 to 2011).	—

Chief Financial Officer and Treasurer Began serving: July 2013

Lisa R. Grosswirth 101 Barclay Street, 13E New York, NY 10286 Birth year: 1963	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation (1998 to 2004).	—

Secretary Began serving: September 2007

Richard J. Berthy Three Canal Plaza, Suite 100 Portland, ME 04101 Birth year: 1958	Principal Occupations: Chief Executive Officer, Foreside Financial Group, LLC (2012 to present). Previous Positions: President, Foreside Financial Group, LLC (2008 to 2012); Chief Administrative Officer, Foreside Financial Group, LLC (2005 to 2008); President and Secretary, Bainbridge Capital Management, LLC (2003 to 2006); Vice President, Bainbridge Capital Management (2002 to 2004).	—

Chief Executive Officer Began serving: September 2007

*	Officers do not receive any compensation from the Trust.

COMMITTEES OF THE BOARD

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the Trust, and each Fund’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Nominating and Governance Committee, Pricing Committee, Disclosure Controls and Procedures Committee and Sub-Advisor and Performance Oversight Committee.

The Audit Committee is composed of each of Nicholas A. Giordano, Joseph J. Castiglia and John S. Cramer, Chairman, each who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act (individually, an “Independent Trustee” and collectively, the “Independent Trustees”). The Audit Committee, pursuant to its Charter oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the auditors for the Trust. The Audit Committee is also responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services. The Chairman of the Audit Committee is responsible for pre-approving all non-audit related services subject to ratification by the full Audit Committee. The Audit Committee reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. The Audit Committee also discusses the Trust’s processes with respect to risk assessment and risk management. During the fiscal year ended April 30, 2014, the Audit Committee met four times.

The Trust has a Nominating and Governance Committee which functions pursuant to its Charter. The Board of the Trust appoints the members of the Nominating and Governance Committee, which is composed of Richard B. Seidel, Chairman, Daniel R. Gernatt, Jr. and Robert H. Arnold, each, an Independent Trustee. The Nominating and Governance Committee is responsible for the selection and nomination for election to the full Board appropriate candidates for service as Trustees of the Trust. In addition, the Nominating and Governance Committee provides a forum for the Independent Trustees to address important issues of corporate governance for the Trust, including Trustee compensation and the Board self-evaluation, and to make appropriate recommendations to the full Board regarding sound governance practices. During the fiscal year ended April 30, 2014, the Nominating and Governance Committee met once.

The Pricing Committee is composed of any one Independent Trustee and a representative from the Advisor. The Pricing Committee may make fair valuation determinations as may be required from time to time. The Pricing Committee meets as is required. During the fiscal year ended April 30, 2014, the Pricing Committee did not meet.

The Disclosure Controls and Procedures (“DC&P”) Committee is composed of the Trust’s Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), and Chief Compliance Officer, as well as the Chief Investment Officer and Chief Operating Officer of the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings by the Trust’s PEO and PFO. The DC&P Committee oversees internal controls relating to preparation and filing of financial statements and meets prior to the final approvals by the PEO and PFO of the Fund on the annual report, semi-annual report, Form N-Q Filings and certain other filings. During the fiscal year ended April 30, 2014, the DC&P Committee met four times.

The Sub-Advisor and Performance Oversight (“SA & PO”) Committee is composed of any one Independent Trustee and any one representative from the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings. The SA & PO Committee oversees the manager selection process and meets prior to the selection of additional sub-advisors or the termination of any sub-advisor. During the fiscal year ended April 30, 2014, the SA & PO Committee did not meet.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST

AS OF DECEMBER 31, 2013

Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in Trust
Interested Board Members
R. Samuel Fraundorf		$1-$10,000
Wilmington Small-Cap Strategy Fund	$1-$10,000
Robert J. Truesdell		Over $100,000
Wilmington Tax-Exempt Money Market Fund	$1-$10,000
Wilmington Short Duration Government Bond Fund	$50,001-$100,000
Wilmington New York Municipal Bond Fund	$1-$10,000
Wilmington Multi-Manager Alternatives Fund	$10,001-$50,000
Independent Board Members
Joseph J. Castiglia		Over $100,000
Wilmington Small-Cap Growth Fund	Over $100,000
Robert H. Arnold		Over $100,000
Wilmington Multi-Manager Alternatives Fund	Over $100,000
John S. Cramer		Over $100,000
Wilmington Mid-Cap Growth Fund	$10,001 - $50,000
Wilmington Small-Cap Growth Fund	$10,001 - $50,000
Wilmington Multi-Manager International Fund	$50,001 - $100,000
Wilmington Strategic Allocation Moderate Fund	$1 - $10,000
Wilmington Prime Money Market Fund	$10,001 - $50,000
Wilmington Municipal Bond Fund	Over $100,000
Wilmington Intermediate-Term Bond Fund	Over $100,000
Daniel R. Gernatt, Jr		Over $100,000
Wilmington Mid-Cap Growth Fund	$50,001 - $100,000
Wilmington Multi-Manager International Fund	Over $100,000
Wilmington Tax-Exempt Money Market	Over $100,000
Nicholas A. Giordano		Over $100,000
Wilmington Multi-Manager Real Asset Fund	Over $100,000
Wilmington Intermediate-Term Bond Fund	Over $100,000
Richard B. Seidel		Over $100,000
Wilmington Large-Cap Strategy Fund	$10,001-$50,000
Wilmington Mid-Cap Growth Fund	$50,001-$100,000

As of August 1, 2014, the Fund’s Board and Officers as a group owned less than 1% of each Fund’s outstanding shares.

BOARD LEADERSHIP STRUCTURE

The Board of Trustees is composed of six Independent Trustees and two Interested Trustees. Nicholas A. Giordano, Independent Trustee, serves as the Chairman of the Board of Trustees and presides at meetings of the Board. Mr. Giordano regularly communicates with representatives of the Advisor and the Trust. Mr. Giordano leads the deliberative meetings of the Independent Trustees that are held outside of the presence of management personnel. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel. Mr. Giordano may perform such other functions as may be requested by the Board from time to time. The Board believes that having a super-majority of Independent Trustees, coupled with an Independent Chairman, is appropriate and in the best interests of the Trust, given its specific characteristics.

The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment goals, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Advisor (and the sub-advisors), and the administrator, transfer agent, distributor and custodian. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.

BOARD OVERSIGHT OF TRUST RISK

The Board has not established a formal risk committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. At each regular Board meeting, the Advisor reports to the full Board on actual and potential risks to the Funds and the Trust as a whole. In addition, as part of its regular quarterly reports to the Board about various matters, the Advisor reports to the Board on the various elements of risk, including investment risk, credit risk, liquidity risk and operational risk, as well as overall business risks relating to the Fund. In addition, the Audit Committee considers risks related to financial reporting and controls.

The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Trustees and provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning compliance matters. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (“Compliance Policies”). The Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws. The CCO also regularly discusses the relevant risk issues affecting the Trust during private meetings with the Independent Trustees, including concerning the Advisor, as applicable.

(b) Effective January 1, 2015, information in the SAI related to William H. Cowie, Jr. is hereby deleted.

Please keep this Supplement for future reference